Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance table

										Value of Initial Fixed $100 Investment based on: (4)
Year		Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (1)(2)(3) ($)		Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)		Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)		TSR ($)		Peer Group TSR* ($)		Net Income (in millions) ($)		Adjusted ROE (5)
(a	)	(b	)	(c	)	(d	)	(e	)	(f	)	(g	)	(h	)	(i)
2022		19,473,490		18,419,052		12,309,964		12,394,784		109.49		94.38		6,113		12.59%
2021		17,506,270		26,625,622		7,940,191		11,637,177		134.44		116.82		5,725		9.59%
2020		15,879,053		13,080,702		6,890,142		5,608,478		97.27		86.25		7,558		9.39%

*
The Peer Group TSR utilizes the S&P 500 Banks Index (“S&P 500 Banks”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.

(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:

2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan

(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.
(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	19,473,490	—	(15,000,015)	370,608	13,574,969	18,419,052
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	12,309,964	(15,249)	(9,598,689)	65,950	9,632,808	12,394,784
2021	7,940,191	(95,656)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478

PAY VERSUS PERFORMANCE

The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157
2020	8,584,874	70,776	—	(128,323)	—	—	8,527,327

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785
2020	3,439,287	(322,598)	—	(243,985)	—	—	2,872,704

(4)	The comparison assumes $100 was invested for the period starting December 31, 2019 through the last business day of the listed year, for each of PNC and the S&P 500 Banks.
(5)	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP, and for additional information about the adjustments to GAAP measures.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote [Text Block]
2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR utilizes the S&P 500 Banks Index (“S&P 500 Banks”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 19,473,490	$ 17,506,270	$ 15,879,053
PEO Actually Paid Compensation Amount	$ 18,419,052	26,625,622	13,080,702
Adjustment To PEO Compensation, Footnote [Text Block]	CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	19,473,490	—	(15,000,015)	370,608	13,574,969	18,419,052
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702

Non-PEO NEO Average Total Compensation Amount	$ 12,309,964	7,940,191	6,890,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,394,784	11,637,177	5,608,478
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	12,309,964	(15,249)	(9,598,689)	65,950	9,632,808	12,394,784
2021	7,940,191	(95,656)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and PNC cumulative TSR over the three most recently completed fiscal years. As reflected in the graph CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

*	Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2019 through the last business day of the listed year.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO CAP and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years. CAP for all NEOs is generally aligned with PNC’s net income for 2021 and 2022, but CAP for all NEOs in 2020 appears much lower relative to our net income during 2020, which was significantly impacted by PNC’s strategic sale of its 22.4% equity investment in BlackRock. This sale resulted in an after-tax gain on sale of $4.3 billion. In 2020, net income from continuing operations, which excluded the impact of the BlackRock sale, was $3.0 billion, reflecting closer alignment for the full period presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO CAP and Adjusted ROE
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Adjusted ROE (our CSM) during the three most recently completed fiscal years.
Similar to the graph above, CAP for all NEOs is generally aligned with PNC’s Adjusted ROE for 2021 and 2022, but CAP for all NEOs in 2020 appears lower relative to our Adjusted ROE during 2020. For a discussion of how our Human Resources Committee assessed our performance and our NEO pay for 2020, including the impact of the sale of our 22.4% equity investment in BlackRock during 2020, see the Compensation Discussion and Analysis section in our annual proxy statement for the 2021 performance year.

Total Shareholder Return Vs Peer Group [Text Block]
The graph below compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Banks over the same period. As the graph reflects, our cumulative TSR over each of the three most recently completed fiscal years is above that of the S&P 500 Banks for each year during the same period. Taken together with the graph above, this reflects alignment between our NEOs’ CAP as disclosed in the Pay v performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to the S&P 500 Banks over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking CAP to our PEO and Non-PEO NEOs for 2022 to company performance. The measures in this table are not ranked.

Measure

Adjusted ROE

Adjusted EPS

Annualized Three-Year TSR Rank vs. Peers

Annualized Five-Year TSR Rank vs Peers

Total Shareholder Return Amount	$ 109.49	134.44	97.27
Peer Group Total Shareholder Return Amount	94.38	116.82	86.25
Net Income (Loss)	$ 6,113,000,000	$ 5,725,000,000	$ 7,558,000,000
Company Selected Measure Amount	0.1259	0.0959	0.0939
PEO Name	William S. Demchak
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Non-GAAP Measure Description [Text Block]	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP, and for additional information about the adjustments to GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Three-Year TSR Rank vs. Peers
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Five-Year TSR Rank vs Peers
PEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (338,606)	$ (1,399,380)
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,000,015)	(12,000,025)	(10,320,237)
PEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	370,608	478,826	393,939
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,574,969	20,979,157	8,527,327
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,123,506	13,081,706	8,584,874
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO () [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(944,686)	6,461,296	70,776
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,396,149	1,436,155	(128,323)
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,249)	(95,656)	(299,797)
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,598,689)	(4,165,160)	(3,927,655)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,950	83,017	73,084
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,632,808	7,874,785	2,872,704
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,201,403	4,773,399	3,439,287
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO () [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(504,672)	2,545,225	(322,598)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 936,077	$ 556,161	$ (243,985)